UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2341

                    Montgomery Street Income Securities, Inc.
                    -----------------------------------------
               (Exact name of registrant as specified in charter)


                        101 California Street, Suite 4100
                             San Francisco, CA 94111
                             -----------------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Investment Portfolio                              as of March 31, 2005 (Unaudited)
----------------------------------------------------------------------------------

                                                          Principal     Value ($)
                                                         Amount ($)
                                                       ---------------------------


Consumer Discretionary 5.3%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012        60,000        59,250
Adesa, Inc., 7.625%, 6/15/2012                              115,000       115,000
Ames True Temper, Inc., 144A, 6.64%*, 1/15/2012              90,000        84,600
Auburn Hills Trust, 12.375%, 5/1/2020                       103,000       154,253
AutoNation, Inc., 9.0%, 8/1/2008                            105,000       115,500
Aztar Corp., 7.875%, 6/15/2014 (d)                          120,000       127,500
Cablevision Systems New York Group, 144A, 6.669%*,          180,000       190,800
  4/1/2009
Caesars Entertainment, Inc.:
  8.875%, 9/15/2008                                         115,000       126,069
  9.375%, 2/15/2007                                         135,000       143,606
Comcast Cable Communications Holdings, Inc., 8.375%,         86,000       102,188
  3/15/2013
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008              1,326,000     1,493,372
Cooper Standard Automotive, Inc., 144A, 8.375%,             200,000       162,500
  12/15/2014 (d)
CSC Holdings, Inc., 7.875%, 12/15/2007                      225,000       234,000
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008         365,000       363,272
Dex Media East LLC/Financial, 12.125%, 11/15/2012 (d)       536,000       635,160
DIMON, Inc.:
  7.75%, 6/1/2013                                            75,000        84,000
  Series B, 9.625%, 10/15/2011                              400,000       451,500
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (d)       100,000        92,250
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                 145,000       140,106
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (d)             120,000       114,000
General Motors Corp., 8.25%, 7/15/2023                       95,000        82,064
ITT Corp., 7.375%, 11/15/2015                               160,000       172,000
Jacobs Entertainment Co., 11.875%, 2/1/2009                 335,000       365,150
Kellwood Co., 7.625%, 10/15/2017                             90,000        94,134
Mediacom LLC, 9.5%, 1/15/2013 (d)                           205,000       204,487
MGM MIRAGE:
  8.375%, 2/1/2011 (d)                                      295,000       318,600
  9.75% , 6/1/2007                                          130,000       139,750
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010            75,000        81,750
NCL Corp., 144A, 10.625%, 7/15/2014                         135,000       139,556
Petro Stopping Centers, 9.0%, 2/15/2012                     290,000       298,700
Premier Entertainment Biloxi LLC/Finance, 10.75%,           150,000       153,000
  2/1/2012
PRIMEDIA, Inc.:
  8.164%*, 5/15/2010                                        240,000       254,400
  8.875%, 5/15/2011                                         245,000       255,412
Resorts International Hotel & Casino, Inc., 11.5%,           70,000        79,713
  3/15/2009
Restaurant Co., 11.25%, 5/15/2008                           167,930       164,572
Schuler Homes, Inc., 10.5%, 7/15/2011                       235,000       259,903
Sinclair Broadcast Group, Inc.:
  8.0%, 3/15/2012                                           415,000       423,300
  8.75%, 12/15/2011                                         105,000       110,250
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013         140,000       139,300
Tele-Communications, Inc., 10.125%, 4/15/2022               191,000       272,236
Toys "R" Us, Inc., 7.375%, 10/15/2018                       230,000       192,050
TRW Automotive, Inc., 11.0%, 2/15/2013 (d)                  285,000       319,200
United Auto Group, Inc., 9.625%, 3/15/2012                  235,000       247,925
Visteon Corp.:
  7.0%, 3/10/2014 (d)                                       315,000       267,750
  8.25%, 8/1/2010 (d)                                        50,000        47,500
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009           165,000       177,375
Williams Scotsman, Inc., 9.875%, 6/1/2007 (d)               275,000       273,625
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                 305,000       289,750
                                                                    --------------
                                                                       10,812,378

Consumer Staples 0.3%
Agrilink Foods, Inc., 11.875%, 11/1/2008                     70,000        72,625
Duane Reade, Inc., 144A, 7.51%*, 12/15/2010                  40,000        40,400
GNC Corp., 144A, 8.625%, 1/15/2011                           25,000        23,500
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013              125,000       106,875
Standard Commercial Corp., 8.0%, 4/15/2012                   50,000        57,500
Swift & Co., 12.5%, 1/1/2010                                150,000       169,125
Wornick Co., 10.875%, 7/15/2011                             105,000       109,725
                                                                    --------------
                                                                          579,750

Energy 4.0%
CenterPoint Energy Resources Corp., Series B, 7.875%,       275,000       318,770
  4/1/2013
Chesapeake Energy Corp.:
  6.875%, 1/15/2016                                         120,000       121,200
  9.0%, 8/15/2012                                           125,000       137,969
CITGO Petroleum Corp., 6.0%, 10/15/2011                     240,000       237,000
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010              205,000       219,606
Edison Mission Energy, 7.73%, 6/15/2009                     200,000       208,500
El Paso Production Holding Corp., 7.75%, 6/1/2013           175,000       177,187
Enterprise Products Operating LP, 6.375%, 2/1/2013        2,000,000     2,096,510
FirstEnergy Corp., Series C, 7.375%, 11/15/2031           2,000,000     2,265,404
National Fuel Gas Co., 6.7%, 11/21/2011                   1,000,000     1,077,032
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007       230,000       227,700
Southern Natural Gas, 8.875%, 3/15/2010                     155,000       168,067
Stone Energy Corp.:
  6.75%, 12/15/2014                                          70,000        67,900
  8.25%, 12/15/2011                                         265,000       276,262
Williams Companies, Inc.:
  8.125%, 3/15/2012 (d)                                     250,000       273,750
  8.75%, 3/15/2032                                          155,000       184,062
                                                                    --------------
                                                                        8,056,919

Financials 9.4%
Agfirst Farm Credit Bank, 8.393%*, 12/15/2016             1,500,000     1,695,658
American General Finance Corp.:
  2.75%, 6/15/2008                                        1,775,000     1,679,956
  Series H, 4.0%, 3/15/2011                               1,150,000     1,092,412
AmeriCredit Corp., 9.25%, 5/1/2009                          345,000       369,581
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014        170,000       176,375
Downey Financial Corp., 6.5%, 7/1/2014                    1,100,000     1,130,976
Duke Capital LLC, 4.302%, 5/18/2006                         800,000       801,200
E*TRADE Financial Corp., 8.0%, 6/15/2011                    205,000       211,150
Ford Motor Credit Co.:
  5.8%, 1/12/2009                                           486,000       464,167
  6.875%, 2/1/2006                                        2,272,000     2,302,895
FPL Group Capital, Inc., 4.086%, 2/16/2007                  785,000       783,071
General Motors Acceptance Corp.:
  5.625%, 5/15/2009                                         471,000       429,681
  6.75%, 12/1/2014 (d)                                      140,000       120,933
  6.875%, 9/15/2011                                         286,000       258,784
Goldman Sachs Group, Inc., 4.75%, 7/15/2013                 536,000       515,559
H&E Equipment Services/Finance, 11.125%, 6/15/2012          150,000       168,750
HSBC Bank USA:
  3.875%, 9/15/2009                                         510,000       493,722
  5.875%, 11/1/2034                                         250,000       251,646
HSBC Finance Corp., 4.125%, 3/11/2008                       340,000       337,415
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015        691,000       669,648
Morgan Stanley, 4.0%, 1/15/2010                             521,000       501,565
NiSource Finance Corp., 7.875%, 11/15/2010                1,500,000     1,710,567
North Front Pass-Through Trust, 144A, 5.81%*,               250,000       247,490
  12/15/2024
OMX Timber Finance Investments LLC, 144A, 5.54%*,         1,000,000       988,750
  1/29/2020
Poster Financial Group, Inc., 8.75%, 12/1/2011              185,000       192,400
PXRE Capital Trust I, 8.85%, 2/1/2027                       180,000       187,200
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012            125,000       144,063
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                   339,000       366,866
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                 125,000       113,750
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027         185,000       159,100
UGS Corp., 144A, 10.0%, 6/1/2012                            160,000       176,800
Universal City Development, 11.75%, 4/1/2010                220,000       250,800
                                                                    --------------
                                                                       18,992,930

Health Care 1.5%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017        170,000       174,250
Curative Health Services, Inc., 10.75%, 5/1/2011 (d)         60,000        49,350
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)       140,000       138,950
Health Care Service Corp., 144A, 7.75%, 6/15/2011         1,500,000     1,706,434
HEALTHSOUTH Corp., 10.75%, 10/1/2008                        175,000       179,375
InSight Health Services Corp., Series B, 9.875%,             85,000        83,300
  11/1/2011 (d)
Interactive Health LLC, 144A, 7.25%, 4/1/2011               145,000       131,950
Tenet Healthcare Corp.:
  6.375%, 12/1/2011 (d)                                     275,000       253,688
  144A, 9.25%, 2/1/2015                                     290,000       289,275
                                                                    --------------
                                                                        3,006,572

Industrials 3.3%
Allied Waste North America, Inc.:
  Series B, 5.75%, 2/15/2011 (d)                            223,000       202,930
  Series B, 9.25%, 9/1/2012                                 130,000       139,100
AMI Semiconductor, Inc., 10.75%, 2/1/2013                   112,000       134,120
Avondale Mills, Inc., 144A, 9.56%*, 7/1/2012                 30,000        30,000
BAE System 2001 Asset Trust, "B", Series 2001, 144A,        673,645       720,159
  7.156%, 12/15/2011
Bear Creek Corp., 144A, 7.873%*, 3/1/2012                   115,000       115,575
Beazer Homes USA, Inc., 8.625%, 5/15/2011                    10,000        10,600
Browning-Ferris Industries:
  7.4%, 9/15/2035                                           205,000       168,100
  9.25%, 5/1/2021                                           105,000       106,575
Cenveo Corp., 7.875%, 12/1/2013 (d)                         165,000       147,263
Collins & Aikman Floor Cover, Series B, 9.75%,              300,000       319,500
  2/15/2010
Columbus McKinnon Corp., 10.0%, 8/1/2010                    160,000       174,000
Cornell Companies, Inc., 10.75%, 7/1/2012                   170,000       175,950
D.R. Horton, Inc., 5.25%, 2/15/2015                         770,000       703,493
Dana Corp., 7.0%, 3/1/2029                                  200,000       175,636
Erico International Corp., 8.875%, 3/1/2012                 170,000       178,681
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                275,000       297,687
Joy Global, Inc., Series B, 8.75%, 3/15/2012                125,000       137,500
K Hovnanian Enterprises, Inc., 144A, 6.25%, 1/15/2015       420,000       401,968
Kansas City Southern:
  7.5%, 6/15/2009                                           165,000       168,300
  9.5%, 10/1/2008                                           355,000       386,950
Laidlaw International, Inc., 10.75%, 6/15/2011              195,000       220,837
Millennium America, Inc.:
  7.625%, 11/15/2026 (d)                                    120,000       116,400
  9.25%, 6/15/2008                                          230,000       246,675
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011           115,000       115,575
Ship Finance International Ltd., 8.5%, 12/15/2013           205,000       202,950
Technical Olympic USA, Inc.:
  7.5%, 3/15/2011                                            80,000        76,800
  10.375%, 7/1/2012                                         225,000       246,375
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009       150,000       169,500
United Rentals North America, Inc., 7.0%, 2/15/2014         350,000       320,250
  (d)
Westlake Chemical Corp., 8.75%, 7/15/2011                   128,000       140,000
                                                                    --------------
                                                                        6,749,449

Information Technology 0.5%
Activant Solutions, Inc.:
  144A, 9.1%*, 4/1/2010                                      85,000        86,700
  10.5%, 6/15/2011 (d)                                      175,000       186,375
Lucent Technologies, Inc.:
  6.45%, 3/15/2029                                          330,000       284,625
  7.25%, 7/15/2006 (d)                                      115,000       117,587
Sanmina-SCI Corp., 144A, 6.75%, 3/1/2013                    250,000       234,375
                                                                    --------------
                                                                          909,662

Materials 3.5%
ARCO Chemical Co., 9.8%, 2/1/2020                           570,000       644,100
Caraustar Industries, Inc., 9.875%, 4/1/2011                100,000       105,000
Constar International, Inc., 144A, 6.149%*, 2/15/2012       100,000       100,000
Dayton Superior Corp., 10.75%, 9/15/2008                    165,000       161,700
Georgia-Pacific Corp.:
  7.75%, 11/15/2029                                         415,000       452,350
  8.0%, 1/15/2024                                           230,000       256,450
  8.875%, 5/15/2031 (d)                                     219,000       263,895
  9.375%, 2/1/2013                                          175,000       195,562
Hercules, Inc., 6.75%, 10/15/2029                           205,000       200,900
Huntsman Advanced Materials LLC, 144A, 11.0%,               200,000       229,500
  7/15/2010
Huntsman LLC, 11.625%, 10/15/2010 (d)                       246,000       287,820
IMC Global, Inc.:
  7.375%, 8/1/2018                                          100,000       103,000
  10.875%, 8/1/2013                                         135,000       161,325
Lubrizol Corp., 6.5%, 10/1/2034                             862,000       900,412
Newmont Mining Corp., 5.875%, 4/1/2035                      395,000       387,070
Omnova Solutions, Inc., 11.25%, 6/1/2010                    290,000       303,050
Owens-Brockway Glass Container, 8.25%, 5/15/2013             70,000        74,025
Pliant Corp.:
  Step-up Coupon, 0% to 12/15/2006, 11.125% to               85,000        76,500
    06/15/2009
  11.125%, 9/1/2009                                          90,000        90,000
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011             115,000       117,588
Texas Industries, Inc., 10.25%, 6/15/2011                   140,000       158,550
TriMas Corp., 9.875%, 6/15/2012                             390,000       397,800
UAP Holding Corp., Step-up Coupon, 0.0% to 1/15/2008,       140,000       111,300
  10.75% to 7/15/2012
Union Camp Corp., 7.0%, 8/15/2006                         1,000,000     1,035,552
United States Steel LLC:
  9.75%, 5/15/2010                                          187,000       207,103
  10.75%, 8/1/2008                                           35,000        40,250
                                                                    --------------
                                                                        7,060,802

Telecommunication Services 2.2%
AirGate PCS, Inc., 144A, 6.41%*, 10/15/2011                  40,000        40,800
Anixter International, Inc., 5.95%, 3/1/2015                 60,000        59,264
AT&T Corp.:
  9.05%, 11/15/2011                                         375,000       426,094
  9.75%, 11/15/2031                                         250,000       305,000
Bell Atlantic New Jersey, Inc., Series A, 5.875%,           608,000       630,590
  1/17/2012
Cincinnati Bell, Inc.:
  7.25%, 7/15/2013                                           50,000        49,750
  8.375%, 1/15/2014 (d)                                     415,000       408,775
  144A, 8.375%, 1/15/2014                                    50,000        49,250
Insight Midwest LP, 9.75%, 10/1/2009 (d)                    105,000       109,725
LCI International, Inc., 7.25%, 6/15/2007                   225,000       212,062
MCI, Inc., 8.735%, 5/1/2014                                 485,000       533,500
Nextel Communications, Inc.:
  5.95%, 3/15/2014                                          240,000       238,800
  7.375%, 8/1/2015                                          320,000       338,000
Nextel Partners, Inc., 8.125%, 7/1/2011 (d)                 160,000       170,000
Northern Telecom Capital, 7.875%, 6/15/2026                 160,000       160,800
Qwest Corp., 7.25%, 9/15/2025                               490,000       458,150
SBC Communications, Inc.:
  5.1%, 9/15/2014                                            55,000        53,608
  5.625%, 6/15/2016                                         285,000       286,125
                                                                    --------------
                                                                        4,530,293

Utilities 15.6%
AES Corp., 144A, 8.75%, 5/15/2013                           300,000       327,000
Allegheny Energy Supply Co. LLC:
  144A, 8.25%, 4/15/2012 (d)                                300,000       318,000
  144A, 10.25%, 11/15/2007                                   20,000        22,100
Ameren Corp., 4.263%, 5/15/2007                           2,000,000     1,995,558
American Electric Power Co., Inc., Series A, 6.125%,      1,726,000     1,764,383
  5/15/2006
Appalachian Power Co., 6.8%, 3/1/2006                     1,000,000     1,024,951
CC Funding Trust I, 6.9%, 2/16/2007                         749,000       782,411
Cleveland Electric Illuminating Co., 5.65%, 12/15/2013      635,000       646,020
CMS Energy Corp.:
  7.5%, 1/15/2009                                            95,000        97,850
  8.5%, 4/15/2011                                           235,000       253,800
  9.875%, 10/15/2007                                        220,000       238,700
Consolidated Edison, Inc., 8.125%, 5/1/2010               1,115,000     1,286,814
Consumers Energy Co., 6.25%, 9/15/2006                    2,500,000     2,570,212
Dayton Power & Light Co., 144A, 5.125%, 10/1/2013           196,000       196,386
DPL, Inc., 6.875%, 9/1/2011                                 220,000       233,743
DTE Energy Co., Series A, 6.65%, 4/15/2009                1,275,000     1,360,625
Duke Energy Corp., Series D, 7.375%, 3/1/2010             1,500,000     1,660,328
Kansas City Power & Light Co., 7.125%, 12/15/2005         1,300,000     1,330,095
New York State Gas & Electric, 4.375%, 11/15/2007         1,240,000     1,237,346
NorthWestern Corp., 144A, 5.875%, 11/1/2014                 135,000       134,301
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                    400,000       423,000
PP&L Capital Funding, Inc., 7.75%, 4/15/2005              2,000,000     2,002,242
Progress Energy, Inc., 6.75%, 3/1/2006                    2,050,000     2,100,965
PSE&G Energy Holdings LLC:
  8.5%, 6/15/2011                                           215,000       231,125
  10.0%, 10/1/2009                                          285,000       319,913
PSI Energy, Inc.:
  8.57%, 12/27/2011                                       1,250,000     1,496,920
  8.85%, 1/15/2022                                        1,225,000     1,635,554
Puget Energy, Inc., 7.02%, 12/1/2027                      1,000,000     1,177,219
Rochester Gas & Electric, 6.375%, 9/1/2033                1,600,000     1,819,029
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010           250,000       263,750
Westar Energy, Inc., 5.95%, 1/1/2035                        535,000       535,982
Xcel Energy, Inc., 7.0%, 12/1/2010                        2,000,000     2,202,412
                                                                    --------------
                                                                       31,688,734
----------------------------------------------------------------------------------
Total Corporate Bonds (Cost $92,242,176)                               92,387,489


Consumer Discretionary 0.6%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011      219,000       251,850
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014             255,000       281,775
Shaw Communications, Inc.:
  7.25%, 4/6/2011                                            15,000        16,013
  8.25%, 4/11/2010                                          340,000       374,000
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011      110,000       112,200
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013           140,000       133,000
                                                                    --------------
                                                                        1,168,838

Consumer Staples 0.2%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011        175,000       194,250
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                       100,000        96,500
                                                                    --------------
                                                                          290,750

Energy 0.6%
Gazprom OAO, 144A, 9.625%, 3/1/2013                         290,000       331,325
Luscar Coal Ltd., 9.75%, 10/15/2011                         195,000       214,500
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                525,000       589,312
Secunda International Ltd., 144A, 10.66%*, 9/1/2012         120,000       120,300
                                                                    --------------
                                                                        1,255,437

Financials 2.2%
Conproca SA de CV, 12.0%, 6/16/2010                         125,000       152,500
Deutsche Telekom International Finance BV, 8.75%,           155,000       202,717
  6/15/2030
Eircom Funding, 8.25%, 8/15/2013                            190,000       206,625
Korea First Bank, 144A, 5.75%, 3/10/2013                    279,000       287,438
Mizuho Financial Group, 8.375%, 12/29/2049                1,255,000     1,355,693
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023            205,000       202,342
SPI Electricity & Gas Australia Holdings Property         2,000,000     2,126,700
  Ltd., 144A, 6.15%, 11/15/2013
                                                                    --------------
                                                                        4,534,015

Health Care 0.1%
Biovail Corp., 7.875%, 4/1/2010                             170,000       169,150

Industrials 0.7%
CP Ships Ltd., 10.375%, 7/15/2012                           200,000       228,500
Grupo Transportacion Ferroviaria Mexicana SA de CV:
  10.25%, 6/15/2007                                         350,000       371,000
  11.75%, 6/15/2009                                         235,000       235,000
  12.5%, 6/15/2012                                          120,000       136,800
LeGrand SA, 8.5%, 2/15/2025                                 165,000       198,825
Stena AB:
  7.0%, 12/1/2016                                           120,000       111,000
  9.625%, 12/1/2012                                         110,000       121,825
Tyco International Group SA, 6.75%, 2/15/2011                28,000        30,340
                                                                    --------------
                                                                        1,433,290

Information Technology 0.1%
Flextronics International Ltd., 6.25%, 11/15/2014           150,000       142,500

Materials 0.9%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                 175,000       180,906
Cascades, Inc.:
  7.25%, 2/15/2013                                          195,000       199,875
  144A, 7.25%, 2/15/2013                                     10,000        10,250
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014           100,000       102,000
Citigroup Global (Severstal), 8.625%, 2/24/2009             154,000       157,034
Crown Euro Holdings SA, 10.875%, 3/1/2013                   165,000       191,400
ISPAT Inland ULC, 9.75%, 4/1/2014                           227,000       265,590
Novelis, Inc., 144A, 7.25%, 2/15/2015                       200,000       196,000
Tembec Industries, Inc.:
  8.5%, 2/1/2011 (d)                                        525,000       497,438
  8.625%, 6/30/2009                                          30,000        28,950
                                                                    --------------
                                                                        1,829,443

Sovereign Bonds 0.2%
Federative Republic of Brazil, 8.875%, 10/14/2019 (d)       225,000       219,600
Republic of Turkey, 7.25%, 3/15/2015 (d)                     80,000        78,200
Republic of Venezuela, 10.75%, 9/19/2013                     95,000       105,688
                                                                    --------------
                                                                          403,488

Telecommunication Services 1.2%
Axtel SA:
  11.0%, 12/15/2013                                         135,000       142,762
  144A, 11.0%, 12/15/2013                                    30,000        31,725
British Telecommunications PLC, 8.625%, 12/15/2030          685,000       912,755
Embratel, Series B, 11.0%, 12/15/2008                       140,000       154,700
Intelsat Bermuda Ltd., 144A, 7.805%*, 1/15/2012              55,000        55,825
Millicom International Cellular SA, 144A, 10.0%,            270,000       275,400
  12/1/2013
Mobifon Holdings BV, 12.5%, 7/31/2010                       171,000       208,834
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010      170,000       173,825
Nortel Networks Ltd., 6.125%, 2/15/2006                     470,000       471,175
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014       75,000        72,750
                                                                    --------------
                                                                        2,499,751

Utilities 0.9%
PacifiCorp. Australia LLC, 144A, 6.15%, 1/15/2008 1,000,000 1,044,384 Scottish
Power PLC, 5.81%, 3/15/2025 785,000 778,018
                                                                    --------------
                                                                        1,822,402
----------------------------------------------------------------------------------
Total Foreign Bonds -- US$ Denominated (Cost $15,456,489)               15,549,064



Automobile Receivables 1.4%
Drive Auto Receivables Trust, "A4", Series 2002-1,          775,000       777,261
  144A, 4.09%, 1/15/2008
Household Automotive Trust, "A2", Series 2004-1,            723,420       720,945
  2.52%, 12/17/2007
MMCA Automobile Trust, "A4", Series 2002-2, 4.3%,         1,305,264     1,304,242
  3/15/2010
                                                                    --------------
                                                                        2,802,448

Credit Card Receivables 4.0%
Bank One Issuance Trust, "A1", Series 2002-A1, 2.92%*,    8,000,000     8,016,499
  1/15/2010

Home Equity Loans 1.8%
Asset Backed Securities Corp. Home Equity, "A",               3,981         3,981
  Series 2003-HE2, 144A, 7.0%, 4/17/2033
Park Place Securities NIM Trust, "A", Series                527,641       527,642
  2004-MCW1, 144A, 4.458%, 9/25/2034
Residential Asset Securities Corp., "AI6", Series         1,169,283     1,202,910
  2000-KS1, 7.905%, 2/25/2031
Sail Net Interest Margin Notes, "A", Series 2004-4A,        902,964       904,050
  144A, 5.0%, 4/27/2034
Southern Pacific Secured Assets Corp., "A8", Series         983,205       981,054
  1998-2, 6.37%, 7/25/2029
                                                                    --------------
                                                                        3,619,637

Industrials 0.6%
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%,      1,230,000     1,279,423
  7/2/2012
----------------------------------------------------------------------------------
Total Asset Backed (Cost $15,772,759)                                  15,718,007

US Treasury Bills, 2.628%**, 4/21/2005 (d)                5,000,000     4,992,780
US Treasury Bond, 6.0%, 2/15/2026 (d)                     1,496,000     1,711,342
US Treasury Note:
  2.75%, 6/30/2006                                        7,159,000     7,086,852
  3.0%, 2/15/2009                                            60,000        57,701
  3.875%, 2/15/2013                                         520,000       501,942
  4.25%, 11/15/2013 (d)                                     500,000       492,285
  5.0%, 8/15/2011 (d)                                     1,006,000     1,045,139
  7.0%, 7/15/2006 (d)                                     5,027,000     5,239,471
----------------------------------------------------------------------------------
Total US Government Backed (Cost $21,479,874)                          21,127,512


Federal National Mortgage Association:
  4.5%, 5/1/2018 (g) (i)                                  9,000,000     8,797,500
  5.0%, 1/1/2018 (g) (i)                                 13,000,000    12,987,806
  6.0% with various maturities from 1/1/2023 until       13,810,813    14,118,405
    6/1/2032 (g) (i)
  6.5% with various maturities from 5/1/2017 until       10,084,153    10,469,633
    5/10/2030 (g) (i)
  7.5%, 2/1/2033                                             41,239        43,312
  9.0%, 5/1/2009                                            481,720       508,405
----------------------------------------------------------------------------------
Total US Government Agency Sponsored Pass-Throughs (Cost               46,925,061
  $46,754,697)


Bank of America-First Union Commercial Mortgage, Inc.,      735,164       738,788
  "A1", Series 2001-3, 4.89%, 4/11/2037
Chase Commercial Mortgage Securities Corp., "B",            790,000       809,164
  Series 1996-1, 7.6%, 7/18/2028
Countrywide Alternative Loan Trust, "1A1", Series           919,959       954,924
  2004-J8, 7.0%, 9/25/2034
CS First Boston Mortgage Securities Corp., "A1",            831,603       860,614
  Series 1999-C1, 6.91%, 9/15/2041
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2,      589,744       616,839
  144A, 6.82%, 10/15/2030
GMAC Commercial Mortgage Securities, Inc., "A3",            246,059       257,502
  Series 1997-C1, 6.869%, 7/15/2029
GS Mortgage Securities Corp. II, "A2A", Series              689,000       675,806
  2003-C1, 3.59%, 1/10/2040
Master Alternative Loans Trust:
  "3A1", Series 2004-5, 6.5%, 6/25/2034                     618,311       636,861
  "8A1", Series 2004-3, 7.0%, 4/25/2034                     313,091       320,506
Mortgage Capital Funding, Inc.:
  "A3", Series 1997-MC1, 7.288%, 7/20/2027                  735,734       754,457
  "C", Series 1996-MC1, 7.8%, 6/15/2028                     775,000       799,488
Structured Asset Securities Corp., "2A1", Series            288,109       293,782
  2003-1, 6.0%, 2/25/2018
----------------------------------------------------------------------------------
Total Commercial and Non-Agency Mortgage-Backed Securities              7,718,731
  (Cost $7,778,575)


Fannie Mae Grantor Trust:
  "A2", Series 2002-T19, 7.0%, 7/25/2042                    265,590       277,639
  "A1", Series 2001-T7, 7.5%, 2/25/2041                     761,705       801,817
Fannie Mae Whole Loan:
  "A23", Series 2004-W10, 5.0%, 8/25/2034                 1,165,000     1,167,929
  "1A1", Series 2004-W15, 6.0%, 8/25/2044                 1,129,487     1,161,345
  "2A", Series 2002-W1, 7.5%, 2/25/2042                     543,095       571,195
  "5A", Series 2004-W2, 7.5%, 3/25/2044                   1,064,195     1,125,966
Federal Home Loan Mortgage Corp.:
  "AU", Series 2759, 3.5%, 5/15/2019                        602,000       597,254
  "LC", Series 2682, 4.5%, 7/15/2032                        865,000       824,748
  "ME", Series 2691, 4.5%, 4/15/2032                      1,305,000     1,244,731
  "PE", Series 2727, 4.5%, 7/15/2032                        795,000       757,199
  "EG", Series 2836, 5.0%, 12/15/2032                       895,000       873,179
  "ND", Series 2938, 5.0%, 10/15/2033                     1,175,000     1,146,658
  "PD", Series 2844, 5.0%, 12/15/2032                     1,935,000     1,887,855
  "PQ", Series 2844, 5.0%, 5/15/2023                      1,540,000     1,559,528
  "TE", Series 2780, 5.0%, 1/15/2033                      1,130,000     1,101,630
  "TE", Series 2881, 5.0%, 7/15/2033                        870,000       849,334
  "CH", Series 2390, 5.5%, 12/15/2016                       590,000       600,505
  "LA", Series 1343, 8.0%, 8/15/2022                        378,729       393,434
Federal National Mortgage Association:
  "PE", Series 2005-14, 5.0%, 12/25/2033                  1,060,000     1,032,947
  "QC", Series 2002-11, 5.5%, 3/25/2017                     855,000       873,087
  "QN", Series 2001-51, 6.0%, 10/25/2016                  2,015,000     2,067,597
  "QX", Series 2001-51, 6.0%, 2/25/2015                     240,260       240,669
----------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $21,339,399)           21,156,246


Delaware, NJ, Port Authority Revenue, Port District       1,000,000     1,131,910
  Project, Series A, 7.46%, 1/1/2011 (b)
Fultondale, AL, Core City, General Obligation, 6.4%,      1,340,000     1,416,166
  2/1/2022 (b)
Guin, AL, County General Obligation, Series B, 8.25%,     1,515,000     1,778,458
  6/1/2027 (b)
Idaho, Higher Education Revenue, Nazarene College         1,000,000     1,046,990
  Facilities, 8.34%, 11/1/2016 First Security Bank (f)
Illinois, State General Obligation, 4.95%, 6/1/2023         665,000       643,514
Metropolitan Washington, DC, Apartment Authority          1,365,000     1,388,737
  System, Series C, 5.39%, 10/1/2015 (b)
Pell City, AL, Core City General Obligation, 5.4%,        1,385,000     1,404,667
  8/1/2017 (b)
Reeves County, TX, County General Obligation Lease,       1,010,000     1,038,654
  Certificate of Participation, Series IBC, 7.25%,
  6/1/2011 (b)
Richmond, CA, General Obligation, Limited Pension         1,070,000     1,177,000
  Obligations, Series A, 7.19%, 8/1/2009 (b)
St. Paul, MN, Sales & Special Tax Revenue, Series A, 2,000,000 2,147,800 6.94%,
  11/1/2019 (b)
Texas, Multi-Family Housing Revenue, Housing &            1,500,000     1,600,830
  Community Affairs Multi-Family, 6.85%, 12/1/2020 (b)
Washington, Industrial Development Revenue, 4.0%,           915,000       867,521
  10/1/2012 (b)
----------------------------------------------------------------------------------
Total Municipal Investments (Cost $15,890,848)                         15,642,247



Consumer Discretionary 0.1%
DIMON, Inc., 6.25%, 3/31/2007                               240,000       235,800
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006          40,000        39,800
----------------------------------------------------------------------------------
Total Convertible Bond (Cost $255,762)                                    275,600


Government National Mortgage Association:
  6.0%, 7/20/2034                                         1,129,748     1,159,747
  6.5%, 8/20/2034                                         1,583,710     1,648,690
----------------------------------------------------------------------------------
Total Government National Mortgage Association (Cost $2,827,353)        2,808,437


                                                                        Value ($)
                                                                           Units
                                                       ---------------------------


Hercules Trust II, Inc. (Bond Unit) (Cost $59,222)           95,000        76,000


Daily Assets Fund Institutional, 2.83% (c) (e)           17,853,860    17,853,860
  (Cost $17,853,860)


                                                          Principal     Value ($)
                                                         Amount ($)
                                                       ---------------------------


State Street Bank and Trust Co., 2.45%, dated             5,287,000     5,287,000
  3/31/2005, to be repurchased at $5,287,360 on
  4/1/2005 (h) (Cost $5,287,000)


                                                               % of     Value ($)
                                                         Net Assets
                                                       ---------------------------

Total Investment Portfolio (Cost $262,998,014) (a)            129.4  262,525,254
Other Assets and Liabilities, Net                            (29.4) (59,696,812)
----------------------------------------------------------------------------------
Net Assets                                                    100.0  202,828,442

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US
    Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.
(a) The cost for federal income tax purposes was $264,744,689. At March 31, 2005, net unrealized depreciation for all securities based on tax cost was $2,219,435. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,852,038 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,071,473.
(b) Bond is insured by one of these companies:

Insurance Coverage                                                As a % of total
                                                             investment portfolio
----------------------------------------------------------------------------------
AMBAC        AMBAC Assurance Corp.                                            0.6
----------------------------------------------------------------------------------
FGIC         Financial Guaranty Insurance Company                             0.5
----------------------------------------------------------------------------------
FSA          Financial Security Assurance                                     1.3
----------------------------------------------------------------------------------
MBIA         Municipal Bond Investors Assurance                               2.2
----------------------------------------------------------------------------------
RADIAN       RADIAN Asset Assurance, Inc.                                     0.7
----------------------------------------------------------------------------------

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at March 31, 2005 amounted to $17,512,376, which is 8.6% of net assets.
(e) Represents collateral held in connection with securities lending.
(f) Security incorporates a letter of credit from a major bank.
(g) Mortgage dollar rolls included.
(h) Repurchase agreement is collateralized by $5,200,000 US Treasury Bond, 4.875%, maturing on 2/15/2015 with a value of $5,395,000.
(i) When-issued or forward delivery pools included.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Montgomery Street Income Securities, Inc.


By:                                 /s/Julian Sluyters
                                    ----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Montgomery Street Income Securities, Inc.

By:                                 /s/Julian Sluyters
                                    ----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    ----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005